Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	FIVE STAR BANCORP
Entity Incorporation, State or Country Code	CA
Entity File Number	001-40379
Entity Tax Identification Number	75-3100966
Entity Address, Address Line One	3100 Zinfandel Drive, Suite 100
Entity Address, City or Town	Rancho Cordova
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95670
City Area Code	916
Local Phone Number	626-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	FSBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001275168
Amendment Flag	false